Description of Organization and Business Operations (Details Narrative) - USD ($)							1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	May 09, 2023	Apr. 03, 2023	Jan. 31, 2023	Dec. 15, 2022	Nov. 21, 2022	Nov. 12, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Stock issued during period shares new issues				499,992
Share price						$ 11.50	$ 10.20	$ 10.20			$ 10.20
Proceeds from issuance of private placement						$ 143,750,000
Class of warrant exercise price							$ 0.01	$ 0.01		$ 0.01
Transaction costs						8,333,135
Underwriting discount						2,875,000	$ 2,875,000	$ 2,875,000			$ 2,875,000
Deferred underwriting discount						5,031,250		5,031,250			5,031,250
Other offering costs						426,884	426,885	426,885			426,885
Number of share issued underwriters excluding deferred fees amount					$ 500,000
Cash on hand						1,579,046	467,760	467,760			117,506
Interest of dissolution expenses						$ 100,000		100,000			$ 100,000
Temporary Equity, Redemption Price Per Share										$ 10.20	$ 10.20
Working capital							100,000	100,000			$ 100,000	$ 100,000
Working capital											117,506
Reimbursed cash							45,120	45,120	$ (66,435)	$ (663,995)	$ 333,814
Sponser [Member]
Working capital												$ 100,000
Working capital loan							694,941	694,941
Sponser [Member] | Promissory Note [Member]
Working capital loan							$ 769,941	$ 769,941
Common Class A [Member]
Share price							$ 18.00	$ 18.00			$ 18.00
Share issued price per share						$ 11.50	$ 11.50	$ 11.50			$ 11.50
Common Stock, Shares, Outstanding							5,348,049	5,348,049		0	5,348,049
Common stock, par value							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock convertible shares			1,000,000
Number of aggregate shares outstanding			2,348,049
Common stock, shares, issued							5,348,049	5,348,049		0	5,348,049
Common Class B [Member]
Stock issued during period shares new issues			791,667
Common Stock, Shares, Outstanding							791,667	791,667		4,791,667	4,791,667
Common stock, par value							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock convertible shares		3,000,000	1,000.00
Number of aggregate shares outstanding			3,791,667
Common stock, shares, issued							791,667	791,667		4,791,667	4,791,667
Trust [Member]
Proceeds from issuance of private placement						$ 146,625,000
Share issued price per share						$ 10.20
Trust Account [Member]
Business acquisition, percentage of voting interests acquired						80.00%
Business Combination Agreement [Member]
Share issued price per share	$ 10.00
Common stock, par value	$ 0.0001
Stock issued for merger								31,600,000
Business Combination Agreement [Member] | Contingent Earnout [Member]
Common stock, shares, issued	26,000,000
Contingent earnout description	additional shares of Common Stock (the “Contingent Earnout”) to the Company’s existing stockholders at the Closing, which Contingent Earnout shares will vest upon OmniLit Common Stock achieving the following stock trading price thresholds (the “Contingent Earnout Trigger Price”) following the Closing: one-third (1/3rd) at $12.50 per share, one-third (1/3rd) at $14.00 per share, and one-third (1/3rd) at $15.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like). The Contingent Earnout shares which remain unvested as of the date five (5) years from the Closing (the “Earnout Period”) will be deemed cancelled and no longer subject to vesting.
Business Combination Agreement [Member] | Performance Based Earnout [Member]
Common stock, shares, issued	2,000,000
Performance-based- earnout description	The Performance-based Earnout shares shall be awarded by the Board of Directors based on achieving the following performance thresholds following the Closing: one-half (1/2) at achieving revenue of $75 million and adjusted EBITDA of $22.6 million based on 2024 financial audited statements, and one-half (1/2) at achieving revenue of $196 million and adjusted EBITDA of $50.6 million based on the 2025 financial audit statement.
IPO [Member]
Stock issued during period shares new issues						14,375,000
Share price						$ 0.20
Proceeds from issuance of private placement						$ 143,750,000
Underwriting discount						$ 2,875,000
IPO [Member] | Common Class A [Member]
Stock issued during period shares new issues								14,375,000			14,375,000
Redeem shares of common stock											13,026,951
Temporary Equity, Redemption Price Per Share											$ 10.28
Temporary Equity, Aggregate Amount of Redemption Requirement											$ 133,917,056
Common Stock, Shares, Outstanding											1,348,049
Common stock, par value											$ 0.0001
Common stock, shares, issued											1,348,049
Over-Allotment Option [Member]
Stock issued during period shares new issues						1,875,000
Share price					$ 0.35	$ 10.00
Proceeds from issuance of private placement						$ 500,000
Number of share issued underwriters excluding deferred fees amount					$ 500,000
Share issued price per share						$ 10.00
Number of share issued underwriters amount					$ 5,031,250
Private Placement [Member] | Omni Lit Sponsor L L C [Member]
Class of warrant or right, outstanding						6,201,750
Private Placement [Member] | Imperial Capital L L C [Member]
Class of warrant or right, outstanding						575,000
Private Placement [Member] | I Bankers Securities Inc [Member]
Class of warrant or right, outstanding						143,750
Private Placement Warrants [Member]
Stock issued during period shares new issues								6,920,500			6,920,500
Share price							$ 1.00	$ 1.00			$ 1.00
Class of warrant exercise price						$ 1.00
Proceeds from issuance of warrants						$ 6,920,500